Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Net Carrying Amount of Other Intangible Assets
The following table is a summary of the net carrying amount of other intangible assets as of December 31:

(millions)	2018	2017
Intangible assets subject to amortization	$282.2	$354.2
Indefinite-lived intangible assets[1]	12.4	12.4
Total	$294.6	$366.6
[1]Indefinite-lived intangible assets are comprised of state insurance and agent licenses. State insurance licenses were previously subject to amortization under superseded accounting guidance and have $0.6 million of accumulated amortization for both years presented.

Intangible Assets Subject to Amortization
Intangible assets subject to amortization for the years ended December 31, consisted of the following:

(millions)	2018			2017
Category	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Policies in force	$256.2	$137.3	$118.9	$256.2	$100.7	$155.5
Agency relationships	159.2	42.6	116.6	159.2	31.3	127.9
Software rights	79.1	40.1	39.0	79.1	29.4	49.7
Trade name	34.8	27.1	7.7	34.8	13.7	21.1
Total	$529.3	$247.1	$282.2	$529.3	$175.1	$354.2

Amortization on Intangible Assets
The estimated aggregate amortization on these intangible assets for each of the next five years as of December 31, 2018, is as follows:

(millions)
Year	Amortization Expense
2019	$66.4
2020	56.9
2021	56.6
2022	29.2
2023	13.5